Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets
Intangible assets as of December 31, 2021 and 2020 are composed of the following (in thousands):

	December 31, 2021
	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Patents	20	$3,555	$(51)	$3,504
Trademark	Indefinite	82	—	82
Website and other	10-20	51	(11)	40
Internally developed software	3	3,297	(1,082)	2,215

Total		$6,985	$(1,144)	$5,841

	December 31, 2020
	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Patents	20	$1,307	$(10)	$1,297
Trademark	Indefinite	60	—	60
Website and other	10-20	51	(7)	44
Internally developed software	3	1,608	(322)	1,286

Total		$3,026	$(339)	$2,687

Summary of the Projected Annual Amortization Expense for the Company's Intangible Assets
Total amortization expense for intangible assets for the years ended December 31, 2021 and 2020 was $0.8 million and $0.3 million, respectively. As of December 31, 2021, the projected annual amortization expense for the Company’s intangible assets is as follows (in thousands):

Year ending December 31,
2022	$1,116
2023	885
2024	401
2025	62
2026	63
Thereafter	3,232

Total	$5,759